Nationwide Small Cap Index Fund Expense Example - Nationwide Small Cap Index Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	1,414
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,290
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	388
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 697